Voyage Expenses and Commissions	12 Months Ended
Dec. 31, 2022
Voyage Expenses and Commissions
Voyage Expenses and Commissions

16. Voyage Expenses and Commissions

An analysis of voyage expenses and commissions is as follows:

	For the year ended December 31,
	2020	2021	2022
Brokers’ commissions on revenue	7,050	8,363	9,676
Bunkers’ consumption and other voyage expenses	14,833	11,067	4,584
Total	21,883	19,430	14,260

Bunkers’ consumption and other voyage expenses represent mainly bunkers consumed during vessels’ unemployment and off-hire (including bunkers consumed during dry-docking).